Impairment of assets	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about investment property [abstract]
Impairment of assets	Impairment of assets
2024
Impairment charges for the three and six months ended June 30, 2024 of $60 million and $73 million, respectively, relate mainly to right-of-use assets for certain office spaces we ceased using as part of our real estate optimization strategy as a result of our hybrid work policy.
2023
Impairment charges for the six months ended June 30, 2023 of $34 million relate mainly to right-of-use assets for certain office spaces we ceased using as part of our real estate optimization strategy as a result of our hybrid work policy.